Preference Shares - Narrative (Details) - CAD CAD / shares in Units, CAD in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Amount redeemed		CAD 0	CAD 200
Series E
Class of Stock [Line Items]
Amount redeemed	CAD 200
Dividend rate (percent)	4.90%
Redemption price including accrued and unpaid dividends (CAD per share)	CAD 25.3063
Preference shares, redemption price (CAD per share)	CAD 25.00
Issuance cost recognized, after tax	CAD 3